CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interest	Total
Beginning Balance, Amount at Dec. 31, 2012		$ 14,750	$ 82,372	$ 8,131,305	$ (8,688,967)		$ (460,540)
Beginning Balance, Shares at Dec. 31, 2012	100	14,750,000	82,371,853
Sale of Common Stock, Amount			22,085	1,552,457			1,574,542
Sale of Common Stock, Shares			22,084,567
Issuance of Warrants				1,355,990			1,355,990
Issuance of Common Stock for debt and interest expense, Amount			35,280	2,548,900			2,584,180
Issuance of Common Stock for debt and interest expense, Shares			35,279,767
Issuance of Common Stock for services, Amount			5,421	767,744			773,165
Issuance of Common Stock for services, Shares			5,420,741
Issuance of Common Stock for acquisition, Amount			1,250	211,250			212,500
Issuance of Common Stock for acquisition, Shares			1,250,000
Issuance of Common Stock for deposits, Amount			400	191,600			192,000
Issuance of Common Stock for deposits, Shares			400,000
Short swing profit payment
Net Loss					(6,148,350)		(6,148,350)
Ending Balance, Amount at Dec. 31, 2013		14,750	146,808	14,759,246	(14,837,317)		83,487
Ending Balance, Shares at Dec. 31, 2013	100	14,750,000	146,806,928
Sale of Common Stock, Amount			6,600	4,008,319			4,014,919
Sale of Common Stock, Shares			6,600,000
Issuance of Warrants				5,038,986			5,038,986
Issuance of Common Stock for debt and interest expense, Amount			26,097	7,191,291			7,217,388
Issuance of Common Stock for debt and interest expense, Shares			26,097,816
Issuance of Common Stock for services, Amount			6,973	3,707,580			3,714,553
Issuance of Common Stock for services, Shares			6,973,414
Proceeds from issuance of Common Stock from the exercise of warrants, Amount			4,614	288,806			293,420
Proceeds from issuance of Common Stock from the exercise of warrants, Shares			4,613,362
Short swing profit payment				67,100			(67,100)
Common Stock retired, Amount			(740)	740
Common Stock retired, Shares			(740,000)
Issuance of Common Stock for the exercise of cashless warrants, Amount			3,003	(3,003)
Issuance of Common Stock for the exercise of cashless warrants, Shares			3,003,335
Issuance of Common Stock for compensation, Amount			4,178	1,937,182			1,941,360
Issuance of Common Stock for compensation, Shares			4,178,037
Issuance of Preferred Stock for compensation, Amount		750		1,085,537			1,086,287
Issuance of Preferred Stock for compensation, Shares		750,000
Non-controlling Share of Loss						(291,330)	(291,330)
Net Loss					(21,889,212)		(21,889,212)
Ending Balance, Amount at Dec. 31, 2014		$ 15,500	$ 197,533	$ 38,081,784	$ (36,726,529)	$ (291,330)	$ 1,276,958
Ending Balance, Shares at Dec. 31, 2014	100	15,500,000	197,532,892